[logo] Legg Mason & Co., LLC
100 Light Street, P.O. Box 1476
Baltimore, MD 21203-1476
410 o 539 o 0000



                                                     May 6, 2009


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Investment Trust, Inc.
                  1933 Act File No. 333-88715
                  1940 Act File No. 811-9613

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 20 that was filed electronically on April 30, 2009.

                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar